Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
6.	PROPERTY AND EQUIPMENT

Property and equipment and their related accumulated depreciation as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Computer equipment	320,195,440	327,736,364	52,605,314
Leasehold improvements	2,159,574	1,603,574	257,391
Furniture and fixtures	21,534,695	23,188,141	3,721,953
Motor vehicles	4,669,096	4,669,096	749,442
Property	211,497,878	213,510,969	34,270,873

	560,056,683	570,708,144	91,604,973
Less: Accumulated depreciation	(210,388,776)	(230,465,770)	(36,992,306)

Property and equipment, net	349,667,907	340,242,374	54,612,667

Depreciation expense for the years ended December 31, 2010, 2011 and 2012, were RMB54,444,577, RMB60,877,662 and RMB60,669,884 (US$9,738,188) respectively.